Convertible Debentures (Details) - USD ($)																3 Months Ended		12 Months Ended
	Mar. 13, 2025	Jan. 13, 2025	Oct. 23, 2024	Mar. 31, 2024	Jan. 24, 2024	Jan. 11, 2024	Dec. 31, 2023	Dec. 11, 2023	Dec. 07, 2023	Sep. 30, 2023	Sep. 25, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 15, 2021	Jun. 15, 2021	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Jan. 01, 2024
Convertible Debentures [Line Items]
Percentage of cash compensation																7.00%		7.00%
Percentage of warrant compensation																7.00%		7.00%
Interest charge amount																				$ 525,000
Amortization of Debt Discount (Premium)																$ 671,228	$ 432,934	$ 997,379	$ 1,113,589
Loss on settlement debt																		109,462
Commitment shares (in Shares)	34,286															34,286
Warrants liabilities																		402,807
Issuance of debt and warrants																		$ 353,484
Original balance under agreement							$ 79,508												79,508
Warrant [Member]
Convertible Debentures [Line Items]
Purchase of warrants (in Shares)																3,416		3,416
Exercise price per share (in Dollars per share)																$ 37.5		$ 37.5
Warrant term																5 years		5 years
Warrants of shares (in Shares)																48,800		48,800
Warrants liabilities																		$ 317,211
Convertible Debentures [Member]
Convertible Debentures [Line Items]
Interest rate																26.10%		26.10%
Aggregate commitment shares (in Shares)						2,974
Securities Purchase Agreement – September 2023 [Member]
Convertible Debentures [Line Items]
Debt instrument, interest rate percentage																18.00%		18.00%
Conversion price per share (in Dollars per share)																$ 25		$ 0.1
Debt Instrument description																The Company may prepay all, but not less than all, of the then outstanding principal amount of the Notes by paying to the Investor an amount equal to the product of (i) the sum of (a) the outstanding principal amount of the Notes, plus (b) accrued and unpaid interest hereon, plus (c) all other amounts, costs, expenses and liquidated damages due in respect of the Notes, multiplied by (ii) (x) 1.18 if the Company prepays the Notes during the first month following the original issue date and (y) if the Company prepays thereafter, 1.18 minus 0.01 for every month following the closing until the Maturity Date. The Notes contain a number of customary events of default.		The Company may prepay all, but not less than all, of the then outstanding principal amount of the Notes by paying to the Investor an amount equal to the product of (i) the sum of (a) the outstanding principal amount of the Notes, plus (b) accrued and unpaid interest hereon, plus (c) all other amounts, costs, expenses and liquidated damages due in respect of the Notes, multiplied by (ii) (x) 1.18 if the Company prepays the Notes during the first month following the original issue date and (y) if the Company prepays thereafter, 1.18 minus 0.01 for every month following the closing until the Maturity Date. The Notes contain a number of customary events of default.
Debt instrument issued principal																$ 1,220,000		$ 1,220,000
Convertible Promissory Note [Member]
Convertible Debentures [Line Items]
Debt instrument, interest rate																18.00%		18.00%
Principal amount																		$ 700,000
Conversion price per share (in Dollars per share)															$ 15
Maturity date																Mar. 25, 2025
Debt discount																$ 119,588
Commitment shares (in Shares)								1,889
Warrants liabilities																		$ 201,404
1800 Diagonal Lending LLC [Member]
Convertible Debentures [Line Items]
Debt instrument, interest rate																12.00%		12.00%
Conversion price per share (in Dollars per share)																		$ 0.25
Debt discount																		$ 22,086
Principal amount			$ 196,650
Received cash			165,000
Issued discount			$ 31,650
Interest charge			12.00%
Interest charge amount			$ 23,598
Trading days																		10 days
Original balance under agreement																		$ 178,250
Owed value																		$ 0
Percentage of conversion price																		65.00%
Owned amount																		$ 196,650
Securities Purchase Agreement – December 2023 [Member] | First Warrants [Member]
Convertible Debentures [Line Items]
Warrants issued (in Shares)																		1,288
Unsecured Debt [Member] | Convertible Promissory Note [Member]
Convertible Debentures [Line Items]
Debt instrument, interest rate																		12.00%
Maturity date																		Dec. 07, 2024
Investor [Member]
Convertible Debentures [Line Items]
Shares of common stock (in Shares)									19,120
Investor [Member] | Warrant [Member]
Convertible Debentures [Line Items]
Purchase of warrants (in Shares)											4,000
Investor [Member] | First Warrants [Member]
Convertible Debentures [Line Items]
Purchase of warrants (in Shares)									21,600
Warrant term																		5 years
Warrants of shares (in Shares)																		9,761
Common stock initial price (in Dollars per share)									$ 31.25
Investor [Member] | Second Warrants [Member]
Convertible Debentures [Line Items]
Purchase of warrants (in Shares)									150,000
Warrant term																		5 years
Warrants of shares (in Shares)																		67,779
Common stock initial price (in Dollars per share)									$ 0.25
Investor [Member] | Senior Secured Convertible Promissory Notes [Member]
Convertible Debentures [Line Items]
Debt instrument, interest rate											18.00%
Principal amount											$ 5,000,000
Investor [Member] | Securities Purchase Agreement – September 2023 [Member]
Convertible Debentures [Line Items]
Principal amount											$ 100,000
Investor [Member] | Securities Purchase Agreement – December 2023 [Member]
Convertible Debentures [Line Items]
Debt instrument, interest rate									12.00%
Principal amount									$ 2,250,000
Debt instrument issued principal																		$ 1,116,667
Convertible note term																		1 year
Aggregate commitment shares (in Shares)																		8,639
Herald Investment Management Limited [Member] | Warrant [Member]
Convertible Debentures [Line Items]
Purchase of warrants (in Shares)																28,000		28,000
Exercise price per share (in Dollars per share)																$ 37.5		$ 37.5
Warrant expire date																Sep. 25, 2028		Sep. 25, 2028
Fair value of debt																$ 318,523		$ 318,523
Herald Investment Management Limited [Member] | Convertible Promissory Note [Member]
Convertible Debentures [Line Items]
Interest rate											18.00%
Debt instrument, interest rate																18.00%		18.00%
Principal amount											$ 700,000					$ 700,000		$ 663,628
Conversion price per share (in Dollars per share)											$ 25
Maturity date											Mar. 25, 2025					Mar. 25, 2025		Mar. 25, 2025
Cash received											$ 669,687
Debt discount											$ 30,313					$ 0		$ 36,372
Herald Investment Management Limited [Member] | Secured Debt [Member] | Convertible Promissory Note [Member]
Convertible Debentures [Line Items]
Debt discount																318,523		318,523
1800 Diagonal Lending LLC [Member]
Convertible Debentures [Line Items]
Loss on settlement debt																		$ 145,360
1800 Diagonal Lending LLC [Member] | Convertible Promissory Note [Member]
Convertible Debentures [Line Items]
Debt instrument, interest rate																		12.00%
Principal amount					$ 178,250											$ 187,041		$ 174,564
Conversion price per share (in Dollars per share)																$ 0.25
Cash received					150,000
Debt discount																$ 9,609		$ 22,086
Legal fees					5,000
Original issue discount					$ 28,250
Percentage of one time interest charge					12.00%
Charge amount					$ 21,390
Closing price (in Dollars per share)					$ 17.5
Helena Global Investment Opportunities 1 Ltd [Member]
Convertible Debentures [Line Items]
Conversion price per share (in Dollars per share)																$ 1
Trading days																5 years
Percentage of principal balance accrued interest																50.00%
Amortization of Debt Discount (Premium)																$ 597,942
Helena Global Investment Opportunities 1 Ltd [Member] | Warrant [Member]
Convertible Debentures [Line Items]
Purchase of warrants (in Shares)																12,843
Helena Global Investment Opportunities 1 Ltd [Member] | Convertible Debentures [Member]
Convertible Debentures [Line Items]
Debt instrument, interest rate																20.00%
Maturity date																Apr. 13, 2025
Helena Global Investment Opportunities 1 Ltd [Member] | Convertible Promissory Note [Member]
Convertible Debentures [Line Items]
Interest rate		20.00%
Principal amount		$ 1,200,000
Cash received		910,000
Debt discount																$ 1,080,412
Issued discount																$ 717,532
Legal fees		$ 90,000
Original issue discount rate percentage		20.00%
Conversion percentage																75.00%
Convertible shares (in Shares)																480,000
Jeffrey Gardner [Member] | Convertible Promissory Note [Member]
Convertible Debentures [Line Items]
Interest rate																		6.00%
Debt instrument, interest rate																		18.00%
Principal amount															$ 125,000
Conversion price per share (in Dollars per share)																		$ 18.75
Maturity date																		Sep. 15, 2021
Interest rate increased														18.00%
Remaining principal balance																		$ 125,000
Accrued interest																		84,982
Debt payment																		$ 0
James Marsh [Member] | Convertible Promissory Note [Member]
Convertible Debentures [Line Items]
Interest rate																		6.00%
Debt instrument, interest rate																		18.00%
Principal amount															$ 125,000
Conversion price per share (in Dollars per share)																		$ 18.75
Maturity date																		Sep. 15, 2021
Interest rate increased														18.00%
Remaining principal balance																		$ 125,000
Accrued interest																		84,982
Debt payment																		$ 0
Roger Ponder [Member] | Convertible Promissory Note [Member]
Convertible Debentures [Line Items]
Interest rate															10.00%
Debt instrument, interest rate																		10.00%
Principal amount															$ 23,894
Conversion price per share (in Dollars per share)															$ 0.06
Maturity date				Jun. 30, 2024			Mar. 31, 2024			Dec. 31, 2023		Sep. 30, 2023	Jun. 30, 2023		Aug. 31, 2022			Aug. 31, 2022
Fair value of debt															$ 19,000
Remaining principal balance																		$ 23,894
Accrued interest																		11,248
Debt payment																		$ 0
Note issuance date															Aug. 31, 2020
Conversion premium															$ 58,349
Kings Wharf Opportunities Fund [Member] | Warrant [Member]
Convertible Debentures [Line Items]
Purchase of warrants (in Shares)																		18,000
Exercise price per share (in Dollars per share)																		$ 37.5
Debt discount																		$ 204,765
Warrant expire date																		Sep. 25, 2028
Fair value of debt																		$ 204,765
Kings Wharf Opportunities Fund [Member] | Convertible Promissory Note [Member]
Convertible Debentures [Line Items]
Interest rate											18.00%
Debt instrument, interest rate																		18.00%
Principal amount											$ 450,000
Conversion price per share (in Dollars per share)											$ 25
Maturity date											Mar. 25, 2025							Mar. 25, 2025
Cash received											$ 430,513
Debt discount											$ 19,487
Remaining principal balance																		$ 450,000
Accrued interest																		41,610
Debt payment																		$ 0
Kings Wharf Opportunities Fund [Member] | Secured Debt [Member] | Convertible Promissory Note [Member]
Convertible Debentures [Line Items]
Debt instrument, interest rate																		18.00%
Maturity date																		Mar. 25, 2025
Mark Porter [Member] | Convertible Promissory Note [Member]
Convertible Debentures [Line Items]
Debt instrument, interest rate																		18.00%
Maturity date																		Mar. 25, 2025
FirstFire Global Opportunities Fund, LLC [Member]
Convertible Debentures [Line Items]
Loss on settlement debt																		$ 136,267
FirstFire Global Opportunities Fund, LLC [Member] | Warrant [Member]
Convertible Debentures [Line Items]
Warrant term																		5 years
Warrants of shares (in Shares)																		2,134
FirstFire Global Opportunities Fund, LLC [Member] | First Warrants [Member]
Convertible Debentures [Line Items]
Exercise price per share (in Dollars per share)																		$ 31.25
FirstFire Global Opportunities Fund, LLC [Member] | Second Warrants [Member]
Convertible Debentures [Line Items]
Exercise price per share (in Dollars per share)																		$ 0.25
Warrants of shares (in Shares)																		14,815
FirstFire Global Opportunities Fund, LLC [Member] | Convertible Promissory Note [Member]
Convertible Debentures [Line Items]
Debt instrument, interest rate																		12.00%
Principal amount																					$ 33,333
Conversion price per share (in Dollars per share)								$ 25
Maturity date																		Dec. 11, 2024
Cash received								$ 178,500
Debt discount								38,540
Fair value of debt								38,540
Legal fees								$ 21,500
Interest rate increased								12.00%
Remaining principal balance																		$ 255,555
Accrued interest																		21,350
Debt payment																		0
Original issue discount								$ 22,222
Initial fair value of warrants																			291,964
Additional debt discount																			161,460
Warrant expense																			151,999
Issuance of debt and warrants																		$ 38,535
Principle balance								$ 222,222
FirstFire Global Opportunities Fund, LLC [Member] | Unsecured Debt [Member] | Convertible Promissory Note [Member]
Convertible Debentures [Line Items]
Debt instrument, interest rate																		12.00%
Maturity date																		Dec. 11, 2024
Mast Hill Fund, L.P [Member]
Convertible Debentures [Line Items]
Debt discount									80,713
Fair value of debt									$ 80,713
Loss on settlement debt																		$ 69,042
Mast Hill Fund, L.P [Member] | Warrant [Member]
Convertible Debentures [Line Items]
Warrant term						5 years												5 years
Initial fair value of warrants																			609,116
Additional debt discount																			319,287
Warrant expense																			$ 332,819
Issuance of debt and warrants																		$ 80,703
Mast Hill Fund, L.P [Member] | First Warrants [Member]
Convertible Debentures [Line Items]
Exercise price per share (in Dollars per share)						$ 31.25												$ 31.25
Warrants of shares (in Shares)						3,360												4,267
Mast Hill Fund, L.P [Member] | Second Warrants [Member]
Convertible Debentures [Line Items]
Exercise price per share (in Dollars per share)						$ 0.25												$ 0.25
Warrants of shares (in Shares)						23,334												29,630
Mast Hill Fund, L.P [Member] | Convertible Debentures [Member]
Convertible Debentures [Line Items]
Debt instrument, interest rate																		12.00%
Principal amount						$ 350,000
Conversion price per share (in Dollars per share)						$ 25
Maturity date																		Jan. 11, 2025
Cash received						$ 281,150
Legal fees						$ 33,850
Interest rate increased						12.00%
Remaining principal balance																		$ 350,000
Accrued interest																		25,434
Debt payment																		0
Aggregate commitment shares (in Shares)						2,974
Original issue discount						$ 35,000
Initial fair value of warrants																		439,600
Additional debt discount																		182,782
Warrant expense																		256,818
Fair value of shares						$ 56,286
Issuance of debt and warrants																		$ 56,279
Mast Hill Fund, L.P [Member] | Convertible Promissory Note [Member]
Convertible Debentures [Line Items]
Interest rate									12.00%
Debt instrument, interest rate																		12.00%
Principal amount									$ 444,445												$ 66,667
Conversion price per share (in Dollars per share)									$ 25
Maturity date																		Dec. 07, 2024
Cash received									$ 357,000
Legal fees									43,000
Remaining principal balance																		$ 511,111
Accrued interest																		38,831
Debt payment																		$ 0
Original issue discount									$ 44,445
Commitment shares (in Shares)									3,777									3,777
Mast Hill Fund, L.P [Member] | Unsecured Debt [Member] | Convertible Promissory Note [Member]
Convertible Debentures [Line Items]
Debt instrument, interest rate																		12.00%
Maturity date																		Jan. 11, 2025
Convertible Promissory Note [Member]
Convertible Debentures [Line Items]
Debt instrument, interest rate		20.00%
Debt discount		$ 290,000
Principal amount		1,200,000
Received cash		910,000
Legal fees		$ 90,000
Interest rate increased		20.00%
Convertible Promissory Note [Member] | 1800 Diagonal Lending LLC [Member]
Convertible Debentures [Line Items]
Maturity date																Aug. 30, 2025		Aug. 30, 2025
Series F Preferred Stock [Member]
Convertible Debentures [Line Items]
Shares issued (in Shares)																90		0
Series F Preferred Stock [Member] | Helena Global Investment Opportunities 1 Ltd [Member]
Convertible Debentures [Line Items]
Convertible shares (in Shares)																90,453